OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of prepayments and other assets [Abstract]
Prepaid expenses	$ 11,058	$ 9,086
Income taxes receivable and prepaid	10,688	3,280
Sales and other taxes receivable and credits	4,756	3,988
Supplier rebates receivable	2,982	2,596
Reserve for inventory returns	1,002	1,196
Other	1,624	902
Other current assets	$ 32,110	$ 21,048